Inventories (Tables)	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories

	JPY (millions) As of March 31
	2020	2021
Finished products and merchandise	¥205,979	¥216,403
Work-in-process	395,842	387,917
Raw materials and supplies	157,778	149,561
Total	¥759,599	¥753,881